SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

20.	SEGMENT REPORTING

Segment Reporting defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company uses the management approach in determining its operating segments. The Company’s CODM is identified as the Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. The Company generates substantially all of its revenue from the Chinese mainland and Taiwan, China, and the majority of the Company’s long-lived assets were located in the Mainland China. As a result of the assessment made by CODM, the Company has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting.

The Company has concluded that consolidated net income is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income as reported in the consolidated statements of operations. There are no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

There have been no changes to the overall basis of segmentation or the measurement basis for the segment results since the prior year.